EMPLOYEE BENEFITS OBLIGATIONS - Expected Employer Contributions (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 CAD ($)
Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 26.9
Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.7
Canadian | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	26.9
Canadian | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	3.0
Foreign | Expected employer contributions in funded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	0.0
Foreign | Expected benefits paid in unfunded plans
Disclosure of defined benefit plans [line items]
Expected employer contributions and expected benefits paid	$ 0.7